Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Sep. 30, 2018	$ 517	$ 5,040,156		$ 52,118	$ (546,346)	$ 4,546,445		$ 4,546,445
Beginning balance, shares at Sep. 30, 2018	5,166,667
Amortization of stock options
Appropriation to statutory reserve			257,409	(257,409)
Net income (loss)				2,573,803		2,573,803	(11,167)	2,562,636
Capital contribution by non-controlling interest							435,964	435,964
Foreign currency translation adjustment					(281,897)	(281,897)	198	(281,699)
Ending balance, value at Sep. 30, 2019	$ 517	5,040,156	257,409	2,368,512	(828,243)	6,838,351	424,995	7,263,346
Ending balance, shares at Sep. 30, 2019	5,166,667
Ordinary shares issued	$ 63					63		63
Ordinary shares issued, shares	633,333
Amortization of share-based compensation		211,049				211,049		211,049
Amortization of stock options
Appropriation to statutory reserve			322,513	(322,513)
Net income (loss)				3,026,673		3,026,673	71,644	3,098,317
Foreign currency translation adjustment					440,141	440,141	10,093	450,234
Ending balance, value at Sep. 30, 2020	$ 580	5,251,205	579,922	5,072,672	(388,102)	10,516,277	506,732	11,023,009
Ending balance, shares at Sep. 30, 2020	5,800,000
Issuance of ordinary shares in initial public offerings, net	$ 253	9,822,097				9,822,350		9,822,350
Issuance of ordinary shares in initial public offerings, net, shares	2,530,000
Amortization of share-based compensation		422,221				422,221		422,221
Amortization of stock options		44,910				44,910		44,910
Appropriation to statutory reserve			470,799	(470,799)
Net income (loss)				4,590,803		4,590,803	18,650	4,609,453
Foreign currency translation adjustment					610,323	610,323	2,483	612,806
Ending balance, value at Sep. 30, 2021	$ 833	$ 15,540,433	$ 1,050,721	$ 9,192,676	$ 222,221	$ 26,006,884	$ 527,865	$ 26,534,749
Ending balance, shares at Sep. 30, 2021	8,330,000